INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Revenue (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
Revenue
Royalties	$ 102,178	$ 1,110,463	$ 442,689	$ 349,760
Revenue	46,853,369	160,308,979	133,491,118	41,027,474
Sale of goods and services
Revenue
Revenue	$ 46,751,191	$ 159,198,516	$ 133,048,429	$ 40,677,714